RELATED PARTY TRANSACTIONS - Key Mgmt Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Salaries and short-term employee benefits	$ (3,251)	$ (2,546)
Share-based compensation	(3,083)	(2,277)
Key management personnel compensation	$ (6,334)	$ (4,823)